Non-controlling interest (NCI) (Tables)	12 Months Ended
Dec. 31, 2025
Non-controlling Interests [Abstract]
Summary of Non Controlling Interest

The following table summarizes the information relating to DCA and GWTC that has material NCI, before any intra-group elimination as of December 31:

	2023		2024		2025
NCI percentage
Non-current assets	Ps.	5,338,641	Ps.	6,459,629	Ps.	6,371,096
Current assets		2,282,766		2,993,368		2,113,390
Non-current liabilities		(2,336,742)		(3,031,873)		(2,441,237)
Current liabilities		(724,416)		(975,452)		(849,855)
Net assets		4,560,249		5,445,672		5,193,394
Net assets attributable to NCI	Ps.	1,162,863	Ps.	2,275,940	Ps.	2,365,480

	2023		2024		2025
Revenues	Ps.	2,811,173	Ps.	3,626,664	Ps.	4,786,809
Profit / (loss)		575,248		802,252		1,154,810
OCI		(629,243)		481,171		77,968
Total comprehensive income		(53,995)		1,283,423		1,232,778
Profit / (loss) allocated to NCI		146,688		263,282		435,438
OCI allocated to NCI	Ps.	(77,868)	Ps.	115,438	Ps.	(68,593)

	2023		2024		2025
Net cash provided by operating activities		1,211,479		897,222		600,147
Net cash provided by investment activities		(330,259)		(385,817)		(391,611)
Net cash used in financing activities		144,613		(436,119)		(2,245,412)
Net increase (decrease) in cash and cash equivalents	Ps.	1,025,833	Ps.	75,286	Ps.	(2,036,876)